Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 29, 2023	Oct. 30, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following tables and related disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs. The Compensation Committee did not consider this pay versus performance disclosure in making its pay decisions for any of the years shown. For a discussion of how the Compensation Committee seeks to align pay with performance when setting NEO compensation, see “Compensation Discussion and Analysis” above beginning on page 29.
Year	Summary Compensation Table (“SCT”) Total for Principal Executive Officer (“PEO”)(1)(2) ($)	Compensation Actually Paid (“CAP”) to PEO(3) ($)	Average SCT Total for Non-PEO NEOs(1)(4) ($)	Average CAP to Non-PEO NEOs(5)($)	Value of Initial Fixed $100 Investment based on: (6)		Net Income ($ Millions)	Net Revenue ($ Millions)(7)
					TSR ($)	Peer Group TSR ($)
2023	$161,826,161	$767,654,487	$26,807,158	$119,860,261	$261.58	$131.38	$14,082	$35,819
2022	60,606,971	49,890,953	4,444,960	(11,048,223)	143.70	106.05	11,495	33,203
2021	60,703,627	84,077,321	14,983,358	42,183,932	156.83	144.43	6,736	27,450
(1)	Hock E. Tan was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2023	2022	2021
Kristen M. Spears	Kristen M. Spears	Kristen M. Spears
Mark D. Brazeal	Mark D. Brazeal	Mark D. Brazeal
Charlie B. Kawwas, Ph.D.	Charlie B. Kawwas, Ph.D.	Charlie B. Kawwas, Ph.D.
	Thomas H. Krause, Jr.	Thomas H. Krause, Jr.
(2)	The amounts in this column are the amounts reported in the “Total” column of the “Fiscal 2023 Summary Compensation Table” for the listed fiscal years for our PEO.
(3)
The amounts in this column represent the amount of CAP to our PEO as calculated in accordance with Item 402(v) of Regulation S-K and reflect the following adjustments made to the SCT total compensation for our PEO for each year to determine CAP.

			Equity Award Adjustments
		Deduct:	Add:	Add/(Deduct):	Add:	Add:
Year	SCT Total ($)	Value of Stock Awards in SCT(a) ($)	Year End Fair Value of Unvested Awards Granted in Covered Year ($)	Year Over Year Change in Fair Value of Unvested Awards from Prior Years ($)	Vesting Date Fair Value for Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards from Prior Years that Vested in Covered Year ($)	CAP ($)
2023	$161,826,161	$(160,540,000)	$591,790,000	$79,438,766	$—	$95,139,560	$767,654,487
2022	60,606,971	(53,913,448)	40,333,831	(6,091,708)	8,955,307	—	49,890,953
2021	60,703,627	(54,056,808)	61,353,932	—	—	16,076,570	84,077,321
(a)	Equity values are the amounts reported in the “Stock Awards” column of the “Fiscal 2023 Summary Compensation Table,” calculated in accordance with ASC 718.
(4)
The amounts in this column are the average amounts reported in the “Total” column of the “Fiscal 2023 Summary Compensation Table” for the listed fiscal years (or the “Fiscal Year 2022 Summary Compensation Table” in our Proxy Statement filed with the SEC on February 17, 2023 for Mr. Krause) for our Non-PEO NEOs.

(5)
The amounts in this column represent the average amount of CAP to the Non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and reflect the following adjustments made to the average SCT total compensation for the Non-PEO NEOs for each year to determine the CAP.

			Equity Award Adjustments
		Deduct:	Add:	Add/(Deduct):	Add:	Deduct:
Year	Average SCT Total ($)	Average Value of Stock Awards in SCT(a) ($)	Average Year End Fair Value of Unvested Awards Granted in Covered Year ($)	Average Year Over Year Change in Fair Value of Unvested Awards from Prior Years ($)	Average Change in Fair Value of Awards from Prior Years that Vested in Covered Year ($)	Average Prior Year End Fair Value of Awards from Prior Years Forfeited in Covered Year ($)	Average CAP ($)
2023	$26,807,158	$(25,594,033)	$73,237,174	$35,100,917	$10,309,045	$—	$119,860,261
2022	4,444,960	(3,118,630)	2,133,722	(3,757,512)	2,071,401	(12,822,164)	(11,048,223)
2021	14,983,358	(13,420,285)	16,065,386	19,949,490	4,605,983	—	42,183,932
(a)
Equity values are the amounts reported in the “Stock Awards” column of the “Fiscal 2023 Summary Compensation Table” (or the “Fiscal Year 2022 Summary Compensation Table” in our Proxy Statement filed with the SEC on February 17, 2023 for Mr. Krause), calculated in accordance with ASC 718.

(6)
The NASDAQ 100 Index is the industry peer group we used for the purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our 2023 Annual Report. This table assumes $100 was invested in Broadcom and in the NASDAQ 100 Index, respectively, for the period starting October 30, 2020 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance. The compensation peer group referenced by the Compensation Committee for purposes of determining executive compensation is discussed under “Compensation Discussion and Analysis — Compensation Competitive Analysis.”

(7)
As discussed under “Compensation Discussion and Analysis — Elements of Fiscal 2023 Executive Compensation Program — Annual Cash Incentive Bonus Plan” above, net revenue is one of the corporate financial goals used to determine the APB Plan payout, which we determined to be the most important financial performance measure used to link Broadcom performance to CAP to our PEO and Non-PEO NEOs in fiscal 2023. Therefore, net revenue is designated as our Company Selected Measure for fiscal 2023. This performance measure may not have been the most important financial performance measure for fiscal 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	net revenue
Named Executive Officers, Footnote
(1)	Hock E. Tan was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2023	2022	2021
Kristen M. Spears	Kristen M. Spears	Kristen M. Spears
Mark D. Brazeal	Mark D. Brazeal	Mark D. Brazeal
Charlie B. Kawwas, Ph.D.	Charlie B. Kawwas, Ph.D.	Charlie B. Kawwas, Ph.D.
	Thomas H. Krause, Jr.	Thomas H. Krause, Jr.

Peer Group Issuers, Footnote
(6)
The NASDAQ 100 Index is the industry peer group we used for the purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our 2023 Annual Report. This table assumes $100 was invested in Broadcom and in the NASDAQ 100 Index, respectively, for the period starting October 30, 2020 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance. The compensation peer group referenced by the Compensation Committee for purposes of determining executive compensation is discussed under “Compensation Discussion and Analysis — Compensation Competitive Analysis.”

PEO Total Compensation Amount	$ 161,826,161	$ 60,606,971	$ 60,703,627
PEO Actually Paid Compensation Amount	$ 767,654,487	49,890,953	84,077,321
Adjustment To PEO Compensation, Footnote
(3)
The amounts in this column represent the amount of CAP to our PEO as calculated in accordance with Item 402(v) of Regulation S-K and reflect the following adjustments made to the SCT total compensation for our PEO for each year to determine CAP.

			Equity Award Adjustments
		Deduct:	Add:	Add/(Deduct):	Add:	Add:
Year	SCT Total ($)	Value of Stock Awards in SCT(a) ($)	Year End Fair Value of Unvested Awards Granted in Covered Year ($)	Year Over Year Change in Fair Value of Unvested Awards from Prior Years ($)	Vesting Date Fair Value for Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards from Prior Years that Vested in Covered Year ($)	CAP ($)
2023	$161,826,161	$(160,540,000)	$591,790,000	$79,438,766	$—	$95,139,560	$767,654,487
2022	60,606,971	(53,913,448)	40,333,831	(6,091,708)	8,955,307	—	49,890,953
2021	60,703,627	(54,056,808)	61,353,932	—	—	16,076,570	84,077,321
(a)	Equity values are the amounts reported in the “Stock Awards” column of the “Fiscal 2023 Summary Compensation Table,” calculated in accordance with ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 26,807,158	4,444,960	14,983,358
Non-PEO NEO Average Compensation Actually Paid Amount	$ 119,860,261	(11,048,223)	42,183,932
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The amounts in this column represent the average amount of CAP to the Non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K and reflect the following adjustments made to the average SCT total compensation for the Non-PEO NEOs for each year to determine the CAP.

			Equity Award Adjustments
		Deduct:	Add:	Add/(Deduct):	Add:	Deduct:
Year	Average SCT Total ($)	Average Value of Stock Awards in SCT(a) ($)	Average Year End Fair Value of Unvested Awards Granted in Covered Year ($)	Average Year Over Year Change in Fair Value of Unvested Awards from Prior Years ($)	Average Change in Fair Value of Awards from Prior Years that Vested in Covered Year ($)	Average Prior Year End Fair Value of Awards from Prior Years Forfeited in Covered Year ($)	Average CAP ($)
2023	$26,807,158	$(25,594,033)	$73,237,174	$35,100,917	$10,309,045	$—	$119,860,261
2022	4,444,960	(3,118,630)	2,133,722	(3,757,512)	2,071,401	(12,822,164)	(11,048,223)
2021	14,983,358	(13,420,285)	16,065,386	19,949,490	4,605,983	—	42,183,932
(a)
Equity values are the amounts reported in the “Stock Awards” column of the “Fiscal 2023 Summary Compensation Table” (or the “Fiscal Year 2022 Summary Compensation Table” in our Proxy Statement filed with the SEC on February 17, 2023 for Mr. Krause), calculated in accordance with ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP BETWEEN CAP AND FINANCIAL PERFORMANCE
The following charts illustrate the relationship between CAP to our PEO and the average of CAP to our Non-PEO NEOs, and our cumulative TSR, net income and net revenue over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
RELATIONSHIP BETWEEN CAP AND FINANCIAL PERFORMANCE
The following charts illustrate the relationship between CAP to our PEO and the average of CAP to our Non-PEO NEOs, and our cumulative TSR, net income and net revenue over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
RELATIONSHIP BETWEEN CAP AND FINANCIAL PERFORMANCE
The following charts illustrate the relationship between CAP to our PEO and the average of CAP to our Non-PEO NEOs, and our cumulative TSR, net income and net revenue over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
RELATIONSHIP BETWEEN OUR TSR AND INDUSTRY PEER GROUP TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ 100 Index over the same period.

Tabular List, Table
TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following table presents the financial performance measures that Broadcom considers to have been the most important in linking CAP to our PEO and other NEOs to Broadcom’s performance for fiscal 2023. The measures in this table are not ranked.
Net Revenue Adjusted Operating Margin Divisional Expense Metric Individual Performance Modifier

Total Shareholder Return Amount	$ 261.58	143.7	156.83
Peer Group Total Shareholder Return Amount	131.38	106.05	144.43
Net Income (Loss)	$ 14,082,000,000	$ 11,495,000,000	$ 6,736,000,000
Company Selected Measure Amount	35,819,000,000	33,203,000,000	27,450,000,000
PEO Name	Hock E. Tan	Hock E. Tan	Hock E. Tan
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Divisional Expense Metric
Measure:: 4
Pay vs Performance Disclosure
Name	Individual Performance Modifier
PEO | Value of Stock Awards in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (160,540,000)	$ (53,913,448)	$ (54,056,808)
PEO | Year End Fair Value of Unvested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	591,790,000	40,333,831	61,353,932
PEO | Year Over Year Change in Fair Value of Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,438,766	(6,091,708)	0
PEO | Vesting Date Fair Value for Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	8,955,307	0
PEO | Change in Fair Value of Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,139,560	0	16,076,570
Non-PEO NEO | Value of Stock Awards in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,594,033)	(3,118,630)	(13,420,285)
Non-PEO NEO | Year End Fair Value of Unvested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,237,174	2,133,722	16,065,386
Non-PEO NEO | Year Over Year Change in Fair Value of Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,100,917	(3,757,512)	19,949,490
Non-PEO NEO | Change in Fair Value of Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,309,045	2,071,401	4,605,983
Non-PEO NEO | Prior Year End Fair Value of Awards from Prior Years Forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (12,822,164)	$ 0